Document And Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2
Entity Registrant Name	CYREN Ltd.
Entity Central Index Key	0001084577
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer